RELATED PARTY TRANSACTIONS - Related Parties Transaction (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Share-based compensation expenses related to Fang's share-based awards	¥ 3,894
Advance to a noncontrolling interest holder			¥ 3,090
Fang
Related Party Transaction [Line Items]
Costs and expenses allocated from Fang, excluding the share-based compensation costs and expenses related to Fang's share-based awards				¥ 4,337	¥ 9,919
Rent expenses			7,621	7,621	7,621
IT service fee		¥ 5,214	7,500	5,214
Software license fee			500	278
Repayment of cash advance from related parties					3,815
Share-based compensation expenses related to Fang's share-based awards				3,894	6,808
Disposal of subsidiaries to Fang			4,325
Advance to a noncontrolling interest holder			3,090
Fang | Listing services
Related Party Transaction [Line Items]
Revenue				26,382	¥ 4,543
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue			¥ 11,006	¥ 17,296